Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Prepaid Expenses and Other Current Assets, Net		Sep. 30, 2023 CNY (¥)		Sep. 30, 2023 USD ($)		Mar. 31, 2023 CNY (¥)		Mar. 31, 2023 USD ($)		Mar. 31, 2022 CNY (¥)
Schedule of Prepaid Expenses and Other Current Assets, Net [Abstract]
Deposits		¥ 4,204,925	[1]	$ 585,660	[1]	¥ 4,339,791	[1],[2]	$ 631,545	[2]	¥ 2,807,847	[2]
Staff advances		283,299	[3]	39,458	[3]	606,859	[3],[4]	88,313	[4]	383,251	[4]
Staff’s social security		242,753	[5]	33,811	[5]	252,090	[5],[6]	36,685	[6]	615,581	[6]
Value added tax recoverable		1,665,748	[7]	232,005	[7]	4,249,718	[7],[8]	618,438	[8]	3,442,733	[8]
Clinical trial insurance			[9]		[9]	178,699	[9],[10]	26,005			[10]
Prepaid expense	[11]	3,467,843		483,000
Other receivable		1,592,850	[12]	221,851	[12]	901,355	[12]	131,169	[13]	854,245	[13]
Allowance		(115,743)	[14]	(16,121)	[14]	(115,743)	[14],[15]	(16,843)	[15]	(115,743)	[15]
Total		¥ 11,341,675		$ 1,579,664		¥ 10,412,769		$ 1,515,312		¥ 7,987,914

[1]	Deposits primarily are deposits to Centers for Disease Control and Prevention (“CDCs”) for participation in the public tender process held by province-level CDCs.
[2]	Deposits primarily represented deposits to Centers for Disease Control and Prevention (“CDCs”) in connection with participation in the public tender process held by province-level CDCs.
[3]	Staff advances primarily are cash advances to employees for their expected business travel or in connection with various expenses incurred in the ordinary course of business, such as sales and marketing activities.
[4]	Staff advances primarily represented cash advances paid to employees in advance of their expected business travel or in connection with various expense incurred in the ordinary course of business, such as sales and marketing activities.
[5]	Staff social security primarily is the portion of the government mandated defined contribution plan that should be made by employees. But this portion should be paid to the government by YS Group for the employees pursuant to PRC labor regulation. When YS Group pays wages to employees, this portion should be deducted.
[6]	Staff social security primarily represented the portion of the government mandated defined contribution plan that should be made by employees. But this portion should be paid to the government by YS Group on behalf of the employees pursuant to PRC labor regulation. When YS Group pays wages to employees, this portion should be deducted accordingly.
[7]	Value-added taxes (“VAT”) includes input tax on purchase and output tax on sales. VAT collected from customers from product sales and remitted to governmental authorities is presented on a net basis, and it is excluded from revenue. YS Group is in a net VAT recoverable position when its input tax on purchase in the current year is greater than the output tax on sales. Such net amount can be deducted in the following years.
[8]	Value-added taxes (“VAT”) includes input tax on purchase and output tax on sales. VAT collected from customers relating to product sales and remitted to governmental authorities is presented on a net basis, and it is excluded from revenue. YS Group is in a net VAT recoverable position when its input tax on purchase in the current year is greater than the output tax on sales. Such net amount can be deducted in the following years.
[9]	Clinical trial insurance is human clinical trial legal liability insurance for evaluating the safety, immunogenicity and preliminary efficacy of multiple ascending doses of PIKA recombinant protein COID-19 Vaccine in the treatment of adult patients with mild to moderate COVID-19 infection.
[10]	Clinical trial insurance represented human clinical trial legal liability insurance for evaluating the safety, immunogenicity and preliminary efficacy of multiple ascending doses of PIKA recombinant protein COID-19 Vaccine in the treatment of adult patients with mild to moderate COVID-19 infection.
[11]	Prepaid expense primarily consists of insurance premium for directors and officers.
[12]	Other receivable primarily consists of prepayment to third parties, such as freight, water and electricity, and promotion fees.
[13]	Other receivable primarily consists of prepayment to third parties, such as freight, water and electricity, and promotion fees.
[14]	The allowance reflects YS Group’s best estimate of probable amounts not fully recoverable from the other receivables balance. Since some employees resigned and lost contact, the cash paid to them in advance of their expected business travel or in connection with various expense incurred in the ordinary course of business might not be recovered.
[15]	The allowance reflects YS Group’s best estimate of probable amounts not fully recoverable from the other receivables balance. Due to the fact that some employees resigned and lost contact, the cash paid to them in advance of their expected business travel or in connection with various expense incurred in the ordinary course of business might not be recovered.